License Agreements (Details Narrative) - USD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Offsetting Assets [Line Items]
Research and development expense	$ 0	$ 342,727	$ 1,456,119
General and administrative expense	$ 511	492,905	2,045,047
U C San Diego [Member]
Offsetting Assets [Line Items]
Regulatory milestones			165,000
Upfront fee			19,400
Research and development expense			500
General and administrative expense			18,900
Immuno Stimulatory [Member]
Offsetting Assets [Line Items]
Regulatory milestones			1,250,000
Upfront fee			7,360
Research and development expense			5,000
General and administrative expense			2,360
License Option Agreement [Member]
Offsetting Assets [Line Items]
Capital threshold remaining			626,000
License Option Agreement [Member] | General and Administrative Expense [Member]
Offsetting Assets [Line Items]
Patent legal fees		$ 16,852	$ 48,871